Condensed Interim Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($)		Share capital and share premium	Warrants	Share-based payment reserve	Accumulated other comprehensive income	Accumulated deficit	Total
Balance at Oct. 31, 2024		$ 24,168,256	$ 459,341	$ 2,523,946	$ (21,250)	$ (24,022,741)	$ 3,107,552
Balance (in Shares) at Oct. 31, 2024	[1]	10,667
Net loss for the period						(1,855,549)	(1,855,549)
Exercise of warrants		$ 437,007					437,007
Exercise of warrants (in Shares)	[1]	776
Issuance of common shares upon vesting of restricted share units		$ 733,114		(733,114)
Issuance of common shares upon vesting of restricted share units (in Shares)	[1]	1,398
Share-based compensation				612,460			612,460
Balance at Apr. 30, 2025		$ 25,338,377	459,341	2,403,292	(21,250)	(25,878,290)	2,301,470
Balance (in Shares) at Apr. 30, 2025	[1]	12,841
Balance at Oct. 31, 2025		$ 26,402,659	459,341	2,231,570	(21,250)	(27,879,724)	1,192,596
Balance (in Shares) at Oct. 31, 2025	[1]	15,883
Net loss for the period						(5,902,236)	(5,902,236)
Exercise of warrants		$ 548,493					548,493
Exercise of warrants (in Shares)	[1]	28,013
Issuance of common shares upon vesting of restricted share units		$ 64,340		(64,340)
Issuance of common shares upon vesting of restricted share units (in Shares)	[1]	388
Issuance of shares upon conversion of convertible loans		$ 6,860,535					6,860,535
Issuance of shares upon conversion of convertible loans (in Shares)	[1]	778,626
Issuance of common shares		$ 7,245,761					7,245,761
Issuance of common shares (in Shares)	[1]	117,970
Share-based compensation		$ 1,541,252					1,541,252
(in Shares)		78,230
Balance at Apr. 30, 2026		$ 42,663,040	$ 459,341	$ 2,171,570	$ (21,250)	$ (33,781,960)	$ 11,490,741
Balance (in Shares) at Apr. 30, 2026	[1]	1,019,110

[1]	On December 15, 2025, the Company effected a 1-for-40 reverse split of its issued and outstanding common shares and on May 21, 2026, the Company effected a 1-for-10 reverse split of its issued and outstanding common shares. Following the Reverse Splits, holders of the Company’s common shares received 0.0025 of a common share for every one common share held. All share amounts have been retroactively adjusted for all periods presented.